Classification of financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Classification of financial instruments
14. Classification of financial instruments
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2019					2018
		Fair value			Amortised cost		Fair value			Amortised cost
All figures in £ millions	Notes	FVOCI	FVTPL	Fair value – hedging instrument	Financial assets	Total carrying value	FVOCI	FVTPL	Fair value – hedging instrument	Financial assets	Total carrying value
Investments in unlisted securities	15	122	—	—	—	122	93	—	—	—	93
Cash and cash equivalents	17	—	—	—	437	437	—	—	—	568	568
Derivative financial instruments	16	—	6	48	—	54	—	4	64	—	68
Trade receivables	22	—	—	—	918	918	—	—	—	904	904
Other receivable		—	182	—	—	182	—	—	—	—	—
Trade receivables – within assets classified as held for sale		—	—	—	—	—	—	—	—	49	49

Total financial assets		122	188	48	1,355	1,713	93	4	64	1,521	1,682

The carrying value of the Group’s financial assets is equal to, or approximately equal to, the market value. The other receivable relates to the receivable which arose on the disposal of the US K12 Courseware business and is included in other receivables, non-current
and current, in note 22.
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2019					2018
		Fair value		Amortised cost			Fair value		Amortised cost
All figures in £ millions	Notes	FVTPL	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	FVTPL	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value
Derivative financial instruments	16	(7)	(32)	—	(39)	(39)	—	(59)	—	(59)	(59)
Trade payables	24	—	—	(358)	(358)	(358)	—	—	(311)	(311)	(311)
Trade payables – within liabilities classified as held for sale		—	—	—	—	—	—	—	(22)	(22)	(22)
Bank loans and overdrafts	18	—	—	(3)	(3)	(3)	—	—	(43)	(43)	(43)
Other borrowings due within one year	18	—	—	(89)	(89)	(89)	—	—	(3)	(3)	(3)
Borrowings due after more than one year	18	—	—	(1,572)	(1,572)	(1,574)	—	—	(674)	(674)	(663)

Total financial liabilities		(7)	(32)	(2,022)	(2,061)	(2,063)	—	(59)	(1,053)	(1,112)	(1,101)

The market value of leases has been stated at book value.

Fair value measurement
As shown above, the Group’s derivative assets and liabilities, unlisted securities and marketable securities are held at fair value. Financial instruments that are measured subsequently to initial recognition at fair value are grouped into levels 1 to 3, based on the degree to which the fair value is observable, as follows:
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 fair value measurements are those derived from inputs, other than quoted prices included within level 1, that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group’s bonds valued at £595m (2018: £661m) are classified as level 1. The Group’s derivative assets valued at £54m (2018: £68m) and derivative liabilities valued at £39m (2018: £59m) are classified as level 2. The Group’s investments in unlisted securities are valued at £122m (2018: £93m) and holding in other receivable is valued at £182m (2018: £nil); both are classified as level 3.
The following table analyses the movements in level 3 fair value remeasurements:

	2019			2018
All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Investments in unlisted securities
At beginning of year	—	93	93	77
Exchange differences	1	(3)	(2)	4
Acquisition of investments and other receivable	181	12	193	13
Fair value movements	—	20	20	7
Disposal of investments	—	—	—	(8)

At end of year	182	122	304	93

The fair value of the investments in unlisted securities is determined by reference to the financial performance of the underlying asset, recent funding rounds and amounts realised on the sale of similar assets.
The fair value of the other receivable, which arose on the disposal of the US K12 Courseware business, is determined using present value techniques whereby the expected value of future cash flows is discounted using a rate which is representative of the creditworthiness of the US K12 Courseware business. The key inputs used in the present value calculations are forecast sales, discount rate and the expected date of a subsequent sale of the US K12 Courseware business. If the forecast sales used in the calculations were increased/ decreased by 5%, the value of the receivable would increase/decrease by approximately £20m. If the discount rate used in the calculations of 3.25% was increased/decreased by 1%, the value of the receivable would decrease/increase by approximately £5m. The calculations are not materially sensitive to reasonable changes in the expected date of a subsequent sale of the K12 business.